Note 5 - Intangible Assets (Details) - Intangible Assets Acquired - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Amortized intangible assets:
Gross Carrying Amount	$ 2,607,291
Accumulated Amortization	289,807
Net Carrying Value	2,317,484	$ 153,000
Unamortized intangible assets:
Goodwill	2,948,363	677,204
Total intangible assets	5,265,847
Franchise Rights [Member]
Amortized intangible assets:
Gross Carrying Amount	1,296,248
Accumulated Amortization	108,916
Net Carrying Value	1,187,332	81,000
Customer Relationships [Member]
Amortized intangible assets:
Gross Carrying Amount	387,793
Accumulated Amortization	101,652
Net Carrying Value	286,141	$ 72,000
Development Rights [Member]
Amortized intangible assets:
Gross Carrying Amount	923,250
Accumulated Amortization	79,239
Net Carrying Value	$ 844,011